SUBSEQUENT EVENTS - Wealth tax (Details) - Changes in tax rates or tax laws enacted or announced [member] $ in Millions	Apr. 16, 2026 COP ($) item
Disclosure of non-adjusting events after reporting period [line items]
Wealth tax, tax value unit | item	200,000
Applicable tax rate, wealth tax, financial and extractive entities (as a percent)	1.60%
Applicable tax rate, wealth tax, all other entities excluding financial and extractive entities (as a percent)	0.50%
Wealth tax, estimated liability | $	$ 312,801